Pioneer Mid Cap Value Fund
Schedule of Investments  |  July 31, 2024

A: PCGRX	C: PCCGX	K: PMCKX	R: PCMRX	Y: PYCGX

Schedule of Investments  |  7/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.4% of Net Assets
	Automobile Components — 0.8%
46,519	Lear Corp.	$ 5,677,179
	Total Automobile Components	$5,677,179

	Automobiles — 0.9%
624,170	Ford Motor Co.	$ 6,753,519
	Total Automobiles	$6,753,519

	Banks — 9.3%
297,953	Citizens Financial Group, Inc.	$ 12,713,654
106,822	M&T Bank Corp.	18,391,544
840,983	Regions Financial Corp.	18,812,790
412,907	Truist Financial Corp.	18,452,814
	Total Banks	$68,370,802

	Beverages — 1.0%
141,226	Molson Coors Beverage Co., Class B	$ 7,463,794
	Total Beverages	$7,463,794

	Broadline Retail — 3.2%
415,530	eBay, Inc.	$ 23,107,623
	Total Broadline Retail	$23,107,623

	Building Products — 0.7%
15,520	Trane Technologies Plc	$ 5,188,026
	Total Building Products	$5,188,026

	Capital Markets — 8.5%
177,440	Northern Trust Corp.	$ 15,730,056
170,431	Raymond James Financial, Inc.	19,769,996
318,930	State Street Corp.	27,099,482
	Total Capital Markets	$62,599,534

	Chemicals — 4.0%
274,727	Dow, Inc.	$ 14,964,380
141,488	LyondellBasell Industries NV, Class A	14,072,396
	Total Chemicals	$29,036,776

	Commercial Services & Supplies — 1.8%
118,266	Brink's Co.	$ 13,008,077
	Total Commercial Services & Supplies	$13,008,077

	Communications Equipment — 2.3%
41,998	Motorola Solutions, Inc.	$ 16,753,842
	Total Communications Equipment	$16,753,842

1Pioneer Mid Cap Value Fund | 7/31/24

Shares		Value
	Consumer Staples Distribution & Retail — 0.7%
406,987	Walgreens Boots Alliance, Inc.	$ 4,830,936
	Total Consumer Staples Distribution & Retail	$4,830,936

	Containers & Packaging — 1.8%
441,503	Graphic Packaging Holding Co.	$ 13,289,240
	Total Containers & Packaging	$13,289,240

	Distributors — 0.6%
30,637	Genuine Parts Co.	$ 4,507,009
	Total Distributors	$4,507,009

	Electric Utilities — 1.9%
86,860	Eversource Energy	$ 5,638,083
224,476	Exelon Corp.	8,350,507
	Total Electric Utilities	$13,988,590

	Electrical Equipment — 3.0%
128,731	Emerson Electric Co.	$ 15,075,688
26,034	Rockwell Automation, Inc.	7,254,374
	Total Electrical Equipment	$22,330,062

	Electronic Equipment, Instruments & Components — 1.4%
47,760	CDW Corp.	$ 10,416,934
	Total Electronic Equipment, Instruments & Components	$10,416,934

	Energy Equipment & Services — 1.2%
220,044	Baker Hughes Co.	$ 8,520,104
	Total Energy Equipment & Services	$8,520,104

	Entertainment — 1.2%
1,008,579(a)	Warner Bros Discovery, Inc.	$ 8,724,208
	Total Entertainment	$8,724,208

	Financial Services — 0.8%
87,390(a)	PayPal Holdings, Inc.	$ 5,748,514
	Total Financial Services	$5,748,514

	Food Products — 3.0%
263,726	Kellanova	$ 15,335,667
197,193	Kraft Heinz Co.	6,943,166
	Total Food Products	$22,278,833

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Schedule of Investments  |  7/31/24
(unaudited) (continued)
Shares		Value
	Ground Transportation — 1.2%
48,934	JB Hunt Transport Services, Inc.	$ 8,472,922
	Total Ground Transportation	$8,472,922

	Health Care Equipment & Supplies — 5.9%
270,396	Dentsply Sirona, Inc.	$ 7,338,547
199,228	GE HealthCare Technologies, Inc.	16,860,666
174,182	Zimmer Biomet Holdings, Inc.	19,395,166
	Total Health Care Equipment & Supplies	$43,594,379

	Health Care Providers & Services — 0.0%†
160	Cardinal Health, Inc.	$ 16,133
	Total Health Care Providers & Services	$16,133

	Health Care REITs — 0.6%
201,833	Healthpeak Properties, Inc.	$ 4,403,996
	Total Health Care REITs	$4,403,996

	Hotel & Resort REITs — 0.8%
328,086	Host Hotels & Resorts, Inc.	$ 5,744,786
	Total Hotel & Resort REITs	$5,744,786

	Hotels, Restaurants & Leisure — 1.3%
74,429(a)	Expedia Group, Inc.	$ 9,502,350
	Total Hotels, Restaurants & Leisure	$9,502,350

	Household Durables — 0.8%
55,620	Whirlpool Corp.	$ 5,671,571
	Total Household Durables	$5,671,571

	Industrial REITs — 0.9%
120,263	First Industrial Realty Trust, Inc.	$ 6,580,791
	Total Industrial REITs	$6,580,791

	Insurance — 4.5%
231,863	American International Group, Inc.	$ 18,370,505
132,526(a)	Brighthouse Financial, Inc.	6,609,072
236,271	Old Republic International Corp.	8,179,702
	Total Insurance	$33,159,279

	Machinery — 4.6%
138,369	AGCO Corp.	$ 13,064,801
16,760	Dover Corp.	3,088,197
102,962	Ingersoll Rand, Inc.	10,337,385
73,580	PACCAR, Inc.	7,259,403
	Total Machinery	$33,749,786

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Shares		Value
	Media — 1.8%
352,777	Fox Corp., Class A	$ 13,419,637
	Total Media	$13,419,637

	Metals & Mining — 1.7%
283,152(a)	Cleveland-Cliffs, Inc.	$ 4,346,383
164,847	Newmont Corp.	8,089,043
	Total Metals & Mining	$12,435,426

	Multi-Utilities — 4.4%
432,593	CenterPoint Energy, Inc.	$ 12,004,456
257,885	Public Service Enterprise Group, Inc.	20,571,486
	Total Multi-Utilities	$32,575,942

	Oil, Gas & Consumable Fuels — 7.2%
228,929	APA Corp.	$ 7,140,296
105,011	Chord Energy Corp.	18,026,188
789,573	Coterra Energy, Inc.	20,370,983
219,801	Range Resources Corp.	6,864,385
	Total Oil, Gas & Consumable Fuels	$52,401,852

	Passenger Airlines — 0.7%
111,951	Delta Air Lines, Inc.	$ 4,816,132
	Total Passenger Airlines	$4,816,132

	Personal Care Products — 1.9%
747,674	Kenvue, Inc.	$ 13,824,492
	Total Personal Care Products	$13,824,492

	Residential REITs — 1.5%
54,499	AvalonBay Communities, Inc.	$ 11,167,935
	Total Residential REITs	$11,167,935

	Retail REITs — 1.1%
355,998	Kimco Realty Corp.	$ 7,735,837
	Total Retail REITs	$7,735,837

	Software — 0.6%
68,020(a)	Zoom Video Communications, Inc., Class A	$ 4,108,408
	Total Software	$4,108,408

	Specialized REITs — 2.5%
55,009	Extra Space Storage, Inc.	$ 8,780,536
190,013	Gaming and Leisure Properties, Inc.	9,538,653
	Total Specialized REITs	$18,319,189

Pioneer Mid Cap Value Fund | 7/31/244

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Shares		Value
	Specialty Retail — 1.1%
95,224	Best Buy Co., Inc.	$ 8,238,781
	Total Specialty Retail	$8,238,781

	Technology Hardware, Storage & Peripherals — 2.1%
118,739	Hewlett Packard Enterprise Co.	$ 2,364,093
367,674	HP, Inc.	13,269,355
	Total Technology Hardware, Storage & Peripherals	$15,633,448

	Textiles, Apparel & Luxury Goods — 1.1%
47,828	Ralph Lauren Corp.	$ 8,398,119
	Total Textiles, Apparel & Luxury Goods	$8,398,119

	Trading Companies & Distributors — 3.0%
209,475	AerCap Holdings NV	$ 19,680,176
12,700	WESCO International, Inc.	2,221,865
	Total Trading Companies & Distributors	$21,902,041

	Total Common Stocks (Cost $603,532,590)	$728,466,834

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
4,385,849(b)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 4,385,849
		$4,385,849

	TOTAL SHORT TERM INVESTMENTS (Cost $4,385,849)	$4,385,849

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $607,918,439)	$732,852,683
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(289,672)
	net assets — 100.0%	$732,563,011

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2024.
†	Amount rounds to less than 0.1%.
5Pioneer Mid Cap Value Fund | 7/31/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$728,466,834	$—	$—	$728,466,834
Open-End Fund	4,385,849	—	—	4,385,849
Total Investments in Securities	$732,852,683	$—	$—	$732,852,683
During the period ended July 31, 2024, there were no transfers in or out of Level 3.
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